Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses:
Sales and marketing expenses	¥ (18,907)	$ (2,590)	¥ (19,635)	¥ (27,154)
General and administrative expenses	(13,796)	(1,890)	(22,667)	(50,298)
Research and development expenses	(2,269)	(311)	(123)	(15,960)
Total operating expenses	(36,404)	(4,987)	(56,219)	(93,412)
Other expense, net	(101)	(14)	(10,109)	411
Loss before income tax expense	(14,091)	(1,930)	(95,155)	(194,035)
Income tax expense	(685)	(94)	13,901	(2,522)
Net loss	(15,454)	(2,117)	(78,762)	(190,183)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(464)		12,328	6,565
Total comprehensive loss	(15,918)	(2,181)	(66,434)	(183,618)
Parent Company | Reportable legal entity
Operating expenses:
Sales and marketing expenses	(6)	(1)	1,621
General and administrative expenses	(2,107)	(289)	(813)	(4,431)
Research and development expenses			2,375	(2,515)
Total operating expenses	(2,113)	(290)	3,183	(6,946)
Equity in loss of subsidiaries	(13,167)	(1,804)	(81,704)	(183,229)
Other expense, net	(174)	(22)	(241)	(8)
Loss before income tax expense	(15,454)	(2,116)	(78,762)	(190,183)
Net loss	(15,454)	(2,116)	(78,762)	(190,183)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(464)	(65)	12,328	6,565
Total other comprehensive income/(loss)	(464)	(65)	12,328	6,565
Total comprehensive loss	(15,918)	$ (2,181)	(66,434)	(183,618)
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0